Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets (Liabilities) Detail
Net operating loss deferred tax asset	$ 9,805,800	$ 10,185,600
Gain from disposal of assets and business units	(474,200)	(474,200)
Gain from change in fair value of derivative financial instruments	(201,500)	(199,300)
Gain from change in fair value of contingent acquisition consideration	(151,700)	(151,700)
Loss from change in fair value of debt	224,600	73,000
Right of use lease asset	(256,600)	(326,500)
Lease liability	257,500	327,600
Stock compensation	455,000	416,100
Deferred tax assets (liabilities)	9,568,900	9,850,600
Valuation allowance	(9,568,900)	(9,850,600)
Net deferred tax assets (liabilities)